RELATED PARTY TRANSACTIONS - Net Revenues, Emoluments, Assets and Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of transactions between related parties [line items]
Net revenues	€ 3,766,615	€ 3,420,321	€ 3,416,890
Costs	2,153,480	1,953,441	1,986,792
Net financial expenses	42,082	23,563	29,260
Trade receivables	231,439	211,399
Compensation payable to the former Chairman	711,539	653,751
Other current assets	92,830	64,295
Other liabilities	800,015	589,743
Related parties
Disclosure of transactions between related parties [line items]
Net revenues	152,971	233,635	326,475
Costs	56,975	92,834	107,415
Net financial expenses	2,000	1,370	1,191
Trade receivables	50,279	48,467
Compensation payable to the former Chairman	16,257	28,559
Other current assets	1,735	1,486
Other liabilities	24,444	30,642
Maserati | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	143,091	217,922	315,407
Costs	6,275	3,982	4,698
Net financial expenses	0	0	0
Trade receivables	48,617	39,077
Compensation payable to the former Chairman	5,449	6,099
Other current assets	0	0
Other liabilities	21,821	30,594
FCA US LLC | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	0	0	6
Costs	17,954	28,486	44,882
Net financial expenses	0	0	0
Trade receivables	0	135
Compensation payable to the former Chairman	4,636	6,332
Other current assets	0	0
Other liabilities	0	0
Magneti Marelli | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	352	1,589	1,866
Costs	10,444	40,343	36,670
Net financial expenses	0	0	0
Trade receivables	0	2,774
Compensation payable to the former Chairman	0	9,427
Other current assets	0	0
Other liabilities	0	0
Other FCA Group Companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	8,637	12,106	6,754
Costs	8,028	7,193	7,007
Net financial expenses	1,965	1,370	1,191
Trade receivables	1,165	5,896
Compensation payable to the former Chairman	3,598	4,689
Other current assets	203	1,481
Other liabilities	581	44
FCA Group Companies | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	152,080	231,617	324,033
Costs	42,701	80,004	93,257
Net financial expenses	1,965	1,370	1,191
Trade receivables	49,782	47,882
Compensation payable to the former Chairman	13,683	26,547
Other current assets	203	1,481
Other liabilities	22,402	30,638
Exor Group Companies (Excluding FCA Group) | Related parties
Disclosure of transactions between related parties [line items]
Net revenues	281	311	283
Costs	368	179	492
Net financial expenses	4	0	0
Trade receivables	350	377
Compensation payable to the former Chairman	9	13
Other current assets	237	0
Other liabilities	207	4
Other Related Parties | Other related parties
Disclosure of transactions between related parties [line items]
Net revenues	610	1,707	2,159
Costs	13,906	12,651	13,666
Net financial expenses	31	0	0
Trade receivables	147	208
Compensation payable to the former Chairman	2,565	1,999
Other current assets	1,295	5
Other liabilities	1,835	0
Ferrari N.V. (Ferrari) | Directors
Disclosure of transactions between related parties [line items]
Total emoluments	€ 10,260	€ 17,043	€ 17,767